SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Advertising, Marketing, and Investor Relations	$ 1,159,773	$ 2,095,092
Compliance fees	47,380	115,734
Contract Work	214,848	34,077
Other	185,836	80,883
Office and Miscellaneous Expenses	$ 1,607,837	$ 2,325,786